CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenues	$ 0	$ 0	$ 0
Operating expenses, net
Gain on disposal of a subsidiary	0	0	29
Selling, general and administrative expenses	(3,326)	(2,273)	(3,882)
Other income	91		7
Total operating expenses, net	(3,235)	(2,273)	(3,846)
Loss from operations	(3,235)	(2,273)	(3,846)
Interest income	917	112	1,118
Loss before income tax expense	(2,318)	(2,161)	(2,728)
Income tax expense	(907)	(840)	(779)
Net loss attributable to the Company's shareholders	(3,225)	(3,001)	(3,507)
Comprehensive loss attributable to the Company's shareholders	$ (3,225)	$ (3,001)	$ (3,507)
Net loss per share
Weighted average number of ordinary shares	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares	12,938,128	12,938,128	12,938,128
Basic net loss per share	$ (0.25)	$ (0.23)	$ (0.27)
Diluted net loss per share	$ (0.25)	$ (0.23)	$ (0.27)